Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Notes Payable at amortized cost
	September 30, 2012	December 31, 2011

Unsecured, interest bearing at 10% per annum	$106,853	73,730
Unsecured, interest bearing at 10% per annum, related party	79,502	41,876

	$186,355	$115,605